ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Notional Amount	Contracts		Value
PURCHASED OPTIONS - 123.1% (a)
Call Options - 6.8% (b)(c)(d)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $10,005.01 (f)	$1,658,637	27		$135
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (f)	37,710,176	553		37,085,286
Total Call Options				37,085,421

Put Options - 116.3% (b)(c)(d)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $15.01 (f)	1,658,637	27		135
S&P 500 Index
Expiration: 01/09/2026; Exercise Price: $6,900.00	533,949,000	780		5,538,000
Expiration: 01/16/2026; Exercise Price: $2,500.00	3,604,840,300	5,266		13,165
Expiration: 02/20/2026; Exercise Price: $2,500.00	4,594,699,600	6,712		100,680
Expiration: 03/20/2026; Exercise Price: $2,500.00	4,611,128,800	6,736		303,120
Expiration: 03/20/2026; Exercise Price: $12,000.00	151,970,100	222		112,379,730
Expiration: 04/17/2026; Exercise Price: $2,500.00	4,348,261,600	6,352		746,360
Expiration: 05/15/2026; Exercise Price: $2,500.00	1,085,011,750	1,585		320,963
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (f)	37,710,176	553		510,970,894
Total Put Options				630,373,047
TOTAL PURCHASED OPTIONS (Cost $667,715,832)				667,458,468

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.67% (e)		2,759,824		2,759,824
TOTAL MONEY MARKET FUNDS (Cost $2,759,824)				2,759,824

TOTAL INVESTMENTS - 123.6% (Cost $670,475,656)				$670,218,292
Liabilities in Excess of Other Assets - (23.6)%			(0.23591)	(127,931,083)
TOTAL NET ASSETS - 100.0%				$542,287,209

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	FLexible EXchange® Options.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.1)% (a)(b)
Call Options - (0.3)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $15.01 (c)	$(1,658,637)	(27)	$(1,618,137)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (c)	(37,710,176)	(553)	(2,765)
Total Call Options			(1,620,902)

Put Options - (22.8)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $10,005.01 (c)	(1,658,637)	(27)	(25,086,753)
S&P 500 Index
Expiration: 01/09/2026; Exercise Price: $6,950.00	(533,949,000)	(780)	(8,260,200)
Expiration: 03/20/2026; Exercise Price: $11,000.00	(151,970,100)	(222)	(90,408,390)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (c)	(37,710,176)	(553)	(2,765)
Total Put Options			(123,758,108)
TOTAL WRITTEN OPTIONS (Premiums received $122,383,008)			$(125,379,010)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

ALPHA ARCHITECT ETFs
Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect Tail Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments
Purchased Options	$—	$667,458,468	$—	$667,458,468
Money Market Funds	2,759,824	—	—	2,759,824
Total Investments	$2,759,824	$667,458,468	$—	$670,218,292

Liabilities:
Investments
Written Options	$—	$(125,379,010)	$—	$(125,379,010)
Total Investments	$—	$(125,379,010)	$—	$(125,379,010)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

3